Goodwill and Intangible Assets - Summary of Impairment Test Operations for CGU (Details) - Cash Generating Unit	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
International	5,265,980	2,805,210
Brands
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
International	506,672	485,253
International | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
International	2,806,485	2,805,210
International | Brands
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
International	485,253	485,253
UNITED KINGDOM | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
International	2,333,476	—
UNITED KINGDOM | Brands
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
International	21,419	—
Australia | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
International	126,019	—
Australia | Brands
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
International	—	—